Other Current and Other Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2023
Other Current and Other Non-Current Assets [Abstract]
Schedule of Other Current and Other Non-Current Assets
	As of June 30, 2023	As of December 31, 2022
	(Unaudited)
Input VAT and other taxes receivable	$314,855	$293,429
Prepayments – office and warehouse rental	1,240,967	780,279
Prepayments - insurance	375,985	106,167
Prepayments - others	166,165	91,926
Uniforms	14,781	24,699
Tools and supplies	152,035	155,642
Deferred costs	90,555	219,782
Cash advances to employees	25,375	71,084
Other current assets	$2,380,718	$1,743,008

Deposits	$397,030	$437,602
Deferred costs	-	9,720
Other non-current assets	$397,030	$447,322